Fair Value Measurements - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 Available-for-sale securities USD ($)		Mar. 31, 2011 Available-for-sale securities JPY (¥)		Mar. 31, 2010 Available-for-sale securities JPY (¥)		Mar. 31, 2009 Available-for-sale securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2011 Available-for-sale securities Specified bonds issued by SPEs in Japan USD ($)		Mar. 31, 2010 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2009 Available-for-sale securities Specified bonds issued by SPEs in Japan JPY (¥)		Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2011 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities USD ($)		Mar. 31, 2010 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2009 Available-for-sale securities CMBS and RMBS in the U.S., and other asset-backed securities JPY (¥)		Mar. 31, 2011 Specified bonds issued by SPEs in Japan Accounting Standards Update 2009-16 And 2009-17 JPY (¥)	Mar. 31, 2011 CMBS and RMBS in the U.S., and other asset-backed securities Accounting Standards Update 2009-16 And 2009-17 JPY (¥)
Fair Value, Measurement Inputs, Disclosure [Line Items]
Transfers in and/or out of Level 3 (net)	$ (524)	[1]	¥ (43,536)	[1]	¥ 855	[1]	¥ 66,753	[1]	¥ 7,929	[1]	$ 96	[1]	¥ 0	[1]	¥ 0	[1]	¥ (49,408)	[1]	$ (595)	[1]	¥ 0	[1]	¥ 64,883	[1]
Transfers into Level 3																									9,225
Transfers out of Level 3																									¥ 1,296	¥ 49,408

[1]	The amount reported in "Transfers in and/or out of Level 3 (net)" is the fair value at the beginning of quarter during which the transfers occur.